RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
In the normal course of operations, Norbord enters into various transactions with related parties which have been measured at exchange value and recognized in the consolidated financial statements. The following transactions have occurred between Norbord and its related parties during the normal course of business.
Brookfield
As at December 31, 2017, total future costs related to a 1999 asset purchase agreement between the Company and Brookfield, for which Norbord provided an indemnity, are estimated at less than $1 million and are included in other liabilities in the consolidated balance sheets.
Norbord periodically engages the services of Brookfield for various financial, real estate and other business services. In 2017, the fees for services rendered were less than $1 million (2016 – less than $1 million).
On August 2, 2017, Brookfield and the Company entered into an agreement with a syndicate of underwriters to complete a bought deal secondary offering of Norbord’s common shares (the Offering). Under the Offering, the syndicate agreed to purchase 3.6 million common shares from Brookfield at a purchase price of C $42.35 per common share. On August 9, 2017, upon the completion of the Offering, Brookfield owned, directly and indirectly, approximately 49% of Norbord common shares. Norbord did not receive any proceeds from the Offering.
On October 13, 2017, Brookfield completed a distribution (the Distribution) of an aggregate of 7.1 million common shares of Norbord to investors in certain of its funds. Upon completion of the Distribution, Brookfield owned and controlled approximately 40% of Norbord's common shares.
Other
Sales to Asian markets are handled by Interex Forest Products Ltd. (Interex), a cooperative sales company over which Norbord, as a 25% shareholder, has significant influence. In 2017, net sales of $78 million (2016 – $62 million) were made to Interex. At year-end, $3 million (December 31, 2016 – $2 million) due from Interex was included in accounts receivable. At year-end, the investment in Interex was less than $1 million (December 31, 2016 – less than $1 million).
Compensation of Key Management Personnel
The remuneration of Directors and other key management personnel was as follows:

(US $ millions)	2017	2016
Salaries, incentives and short-term benefits	$4	$3
Share-based awards	1	1
	$5	$4